Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE FLOATING RATE FUND, INC.
Entity Central Index Key	0001520245
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000103068
Shareholder Report [Line Items]
Fund Name	Floating Rate Fund
Class Name	Investor Class
Trading Symbol	PRFRX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Investor Class	$80	0.77%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Leveraged loans posted gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, mostly favorable technical conditions, and expectations that the Federal Reserve would keep interest rates “higher for longer” supported the asset class’s performance.

  Compared with the style-specific Morningstar LSTA Performing Loan Index, credit selection in the automotive and cable operators segments aided relative performance, with notable contributions from electric vehicle manufacturer Rivian and broadband communications and video services provider Altice USA. Avoiding troubled issuers that underperformed during the period, including fruit-based beverage company Tropicana and chemicals manufacturing company Ascend Performance Materials added further value.

  Relative to the style-specific benchmark, selection in the health care segment weighed on relative results, partly due to not owning pharmaceutical company Bausch Health throughout most of the period. Within the other telecommunications (aka wirelines) segment, the portfolio’s lower relative weight in Zayo Group and Lumen Technologies detracted as the growth of artificial intelligence technology was a significant performance tailwind for these issuers due to increased fiber demand.

  The fund seeks high current income and some capital appreciation. We continued to position the portfolio defensively with a relative underweight in the B rating tier and a higher average price. We also maintained an underweight to BBs, primarily due to relative value and the pricing on BB new issues, and endeavored to enhance the portfolio’s income potential with second-lien positions from high-conviction issuers.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,948	9,945	9,925
2015	9,851	9,988	9,775
2016	9,752	10,164	9,555
2016	10,163	10,299	10,123
2016	10,333	10,539	10,346
2016	10,456	10,205	10,548
2017	10,635	10,308	10,797
2017	10,722	10,462	10,893
2017	10,769	10,591	10,962
2017	10,885	10,533	11,091
2018	10,986	10,360	11,272
2018	11,052	10,423	11,372
2018	11,181	10,480	11,523
2018	11,167	10,391	11,498
2019	11,316	10,689	11,672
2019	11,466	11,090	11,821
2019	11,597	11,546	11,902
2019	11,705	11,513	11,969
2020	11,697	11,937	12,087
2020	11,287	12,134	11,469
2020	11,633	12,293	12,031
2020	11,889	12,351	12,426
2021	12,196	12,102	12,838
2021	12,333	12,085	12,985
2021	12,426	12,283	13,098
2021	12,496	12,209	13,201
2022	12,544	11,782	13,267
2022	12,266	11,091	12,956
2022	12,422	10,868	13,140
2022	12,447	10,641	13,128
2023	12,874	10,637	13,628
2023	12,959	10,854	13,738
2023	13,534	10,738	14,418
2023	13,815	10,767	14,741
2024	14,237	10,991	15,240
2024	14,563	10,995	15,617
2024	14,854	11,522	15,881
2024	15,204	11,507	16,274
2025	15,394	11,629	16,498
2025	15,601	11,596	16,690

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Floating Rate Fund (Investor Class)	7.13%	6.69%	4.55%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	6.87	7.79	5.26

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,204,033,000
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 15,390,000
InvestmentCompanyPortfolioTurnover	106.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,204,033 Number of Portfolio Holdings320
Holdings [Text Block]
Bank Loans	87.8%
Corporate Bonds	7.8
Preferred Stocks	0.2
Convertible Preferred Stocks	0.1
Asset-Backed Securities	0.0
Short-Term and Other	4.1

Largest Holdings [Text Block]
Cloud Software Group	2.1%
Applied Systems	2.0
HUB International	2.0
TIH Insurance Holdings	1.8
AssuredPartners	1.8
Asurion	1.6
Medline Borrower	1.6
Epicor Software	1.6
Ellucian Holdings	1.5
Level 3 Financing	1.5

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Floating Rate Fund. Effective August 1, 2025, the fund may invest up to 20% of its net assets in fixed rate debt instruments. The fund’s August 1, 2025 prospectus contains more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes to Floating Rate Fund. Effective August 1, 2025, the fund may invest up to 20% of its net assets in fixed rate debt instruments. The fund’s August 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless
C000103069
Shareholder Report [Line Items]
Fund Name	Floating Rate Fund
Class Name	Advisor Class
Trading Symbol	PAFRX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Advisor Class	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Leveraged loans posted gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, mostly favorable technical conditions, and expectations that the Federal Reserve would keep interest rates “higher for longer” supported the asset class’s performance.

  Compared with the style-specific Morningstar LSTA Performing Loan Index, credit selection in the automotive and cable operators segments aided relative performance, with notable contributions from electric vehicle manufacturer Rivian and broadband communications and video services provider Altice USA. Avoiding troubled issuers that underperformed during the period, including fruit-based beverage company Tropicana and chemicals manufacturing company Ascend Performance Materials added further value.

  Relative to the style-specific benchmark, selection in the health care segment weighed on relative results, partly due to not owning pharmaceutical company Bausch Health throughout most of the period. Within the other telecommunications (aka wirelines) segment, the portfolio’s lower relative weight in Zayo Group and Lumen Technologies detracted as the growth of artificial intelligence technology was a significant performance tailwind for these issuers due to increased fiber demand.

  The fund seeks high current income and some capital appreciation. We continued to position the portfolio defensively with a relative underweight in the B rating tier and a higher average price. We also maintained an underweight to BBs, primarily due to relative value and the pricing on BB new issues, and endeavored to enhance the portfolio’s income potential with second-lien positions from high-conviction issuers.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,945	9,945	9,925
2015	9,856	9,988	9,775
2016	9,753	10,164	9,555
2016	10,159	10,299	10,123
2016	10,334	10,539	10,346
2016	10,452	10,205	10,548
2017	10,625	10,308	10,797
2017	10,707	10,462	10,893
2017	10,748	10,591	10,962
2017	10,848	10,533	11,091
2018	10,954	10,360	11,272
2018	11,014	10,423	11,372
2018	11,137	10,480	11,523
2018	11,117	10,391	11,498
2019	11,272	10,689	11,672
2019	11,403	11,090	11,821
2019	11,527	11,546	11,902
2019	11,640	11,513	11,969
2020	11,626	11,937	12,087
2020	11,214	12,134	11,469
2020	11,551	12,293	12,031
2020	11,798	12,351	12,426
2021	12,095	12,102	12,838
2021	12,223	12,085	12,985
2021	12,310	12,283	13,098
2021	12,372	12,209	13,201
2022	12,426	11,782	13,267
2022	12,133	11,091	12,956
2022	12,280	10,868	13,140
2022	12,300	10,641	13,128
2023	12,715	10,637	13,628
2023	12,793	10,854	13,738
2023	13,354	10,738	14,418
2023	13,625	10,767	14,741
2024	14,034	10,991	15,240
2024	14,347	10,995	15,617
2024	14,627	11,522	15,881
2024	14,964	11,507	16,274
2025	15,159	11,629	16,498
2025	15,339	11,596	16,690

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Floating Rate Fund (Advisor Class)	6.91%	6.46%	4.37%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	6.87	7.79	5.26

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,204,033,000
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 15,390,000
InvestmentCompanyPortfolioTurnover	106.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,204,033 Number of Portfolio Holdings320
Holdings [Text Block]
Bank Loans	87.8%
Corporate Bonds	7.8
Preferred Stocks	0.2
Convertible Preferred Stocks	0.1
Asset-Backed Securities	0.0
Short-Term and Other	4.1

Largest Holdings [Text Block]
Cloud Software Group	2.1%
Applied Systems	2.0
HUB International	2.0
TIH Insurance Holdings	1.8
AssuredPartners	1.8
Asurion	1.6
Medline Borrower	1.6
Epicor Software	1.6
Ellucian Holdings	1.5
Level 3 Financing	1.5

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Floating Rate Fund. Effective August 1, 2025, the fund may invest up to 20% of its net assets in fixed rate debt instruments. The fund’s August 1, 2025 prospectus contains more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes to Floating Rate Fund. Effective August 1, 2025, the fund may invest up to 20% of its net assets in fixed rate debt instruments. The fund’s August 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless
C000177200
Shareholder Report [Line Items]
Fund Name	Floating Rate Fund
Class Name	I Class
Trading Symbol	TFAIX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - I Class	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Leveraged loans posted gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, mostly favorable technical conditions, and expectations that the Federal Reserve would keep interest rates “higher for longer” supported the asset class’s performance.

  Compared with the style-specific Morningstar LSTA Performing Loan Index, credit selection in the automotive and cable operators segments aided relative performance, with notable contributions from electric vehicle manufacturer Rivian and broadband communications and video services provider Altice USA. Avoiding troubled issuers that underperformed during the period, including fruit-based beverage company Tropicana and chemicals manufacturing company Ascend Performance Materials added further value.

  Relative to the style-specific benchmark, selection in the health care segment weighed on relative results, partly due to not owning pharmaceutical company Bausch Health throughout most of the period. Within the other telecommunications (aka wirelines) segment, the portfolio’s lower relative weight in Zayo Group and Lumen Technologies detracted as the growth of artificial intelligence technology was a significant performance tailwind for these issuers due to increased fiber demand.

  The fund seeks high current income and some capital appreciation. We continued to position the portfolio defensively with a relative underweight in the B rating tier and a higher average price. We also maintained an underweight to BBs, primarily due to relative value and the pricing on BB new issues, and endeavored to enhance the portfolio’s income potential with second-lien positions from high-conviction issuers.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
11/29/16	500,000	500,000	500,000
11/30/16	500,562	498,674	500,375
2/28/17	509,251	503,720	512,166
5/31/17	513,569	511,246	516,720
8/31/17	515,949	517,530	520,000
11/30/17	521,133	514,702	526,092
2/28/18	526,665	506,265	534,689
5/31/18	529,995	509,331	539,451
8/31/18	536,356	512,100	546,609
11/30/18	535,296	507,795	545,422
2/28/19	543,205	522,312	553,675
5/31/19	550,010	541,930	560,749
8/31/19	556,460	564,193	564,584
11/30/19	562,402	562,592	567,759
2/29/20	561,587	583,332	573,343
5/31/20	542,699	592,956	544,044
8/31/20	559,460	600,715	570,684
11/30/20	571,312	603,570	589,445
2/28/21	586,845	591,403	609,006
5/31/21	592,953	590,555	615,964
8/31/21	597,648	600,209	621,328
11/30/21	601,824	596,608	626,185
2/28/22	604,307	575,765	629,354
5/31/22	590,528	541,999	614,601
8/31/22	598,876	531,089	623,308
11/30/22	600,337	520,006	622,758
2/28/23	620,420	519,790	646,453
5/31/23	624,721	530,385	651,691
8/31/23	652,685	524,752	683,921
11/30/23	666,437	526,141	699,236
2/29/24	687,028	537,084	722,936
5/31/24	703,711	537,310	740,813
8/31/24	717,221	563,042	753,350
11/30/24	734,394	562,314	771,982
2/28/25	744,554	568,279	782,585
5/31/25	754,832	566,641	791,732

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 11/29/16
Floating Rate Fund (I Class)	7.26%	6.82%	4.97%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.48
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	6.87	7.79	5.56

Performance Inception Date	Nov. 29, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,204,033,000
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 15,390,000
InvestmentCompanyPortfolioTurnover	106.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,204,033 Number of Portfolio Holdings320
Holdings [Text Block]
Bank Loans	87.8%
Corporate Bonds	7.8
Preferred Stocks	0.2
Convertible Preferred Stocks	0.1
Asset-Backed Securities	0.0
Short-Term and Other	4.1

Largest Holdings [Text Block]
Cloud Software Group	2.1%
Applied Systems	2.0
HUB International	2.0
TIH Insurance Holdings	1.8
AssuredPartners	1.8
Asurion	1.6
Medline Borrower	1.6
Epicor Software	1.6
Ellucian Holdings	1.5
Level 3 Financing	1.5

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Floating Rate Fund. Effective August 1, 2025, the fund may invest up to 20% of its net assets in fixed rate debt instruments. The fund’s August 1, 2025 prospectus contains more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes to Floating Rate Fund. Effective August 1, 2025, the fund may invest up to 20% of its net assets in fixed rate debt instruments. The fund’s August 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless
C000219333
Shareholder Report [Line Items]
Fund Name	Floating Rate Fund
Class Name	Z Class
Trading Symbol	TRIZX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Floating Rate Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Fund - Z Class	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Leveraged loans posted gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, mostly favorable technical conditions, and expectations that the Federal Reserve would keep interest rates “higher for longer” supported the asset class’s performance.

  Compared with the style-specific Morningstar LSTA Performing Loan Index, credit selection in the automotive and cable operators segments aided relative performance, with notable contributions from electric vehicle manufacturer Rivian and broadband communications and video services provider Altice USA. Avoiding troubled issuers that underperformed during the period, including fruit-based beverage company Tropicana and chemicals manufacturing company Ascend Performance Materials added further value.

  Relative to the style-specific benchmark, selection in the health care segment weighed on relative results, partly due to not owning pharmaceutical company Bausch Health throughout most of the period. Within the other telecommunications (aka wirelines) segment, the portfolio’s lower relative weight in Zayo Group and Lumen Technologies detracted as the growth of artificial intelligence technology was a significant performance tailwind for these issuers due to increased fiber demand.

  The fund seeks high current income and some capital appreciation. We continued to position the portfolio defensively with a relative underweight in the B rating tier and a higher average price. We also maintained an underweight to BBs, primarily due to relative value and the pricing on BB new issues, and endeavored to enhance the portfolio’s income potential with second-lien positions from high-conviction issuers.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
5/31/20	10,638	10,215	10,511
8/31/20	10,984	10,349	11,025
11/30/20	11,246	10,398	11,388
2/28/21	11,557	10,188	11,766
5/31/21	11,707	10,173	11,900
8/31/21	11,818	10,340	12,004
11/30/21	11,906	10,278	12,097
2/28/22	11,973	9,919	12,159
5/31/22	11,730	9,337	11,874
8/31/22	11,901	9,149	12,042
11/30/22	11,949	8,958	12,031
2/28/23	12,381	8,954	12,489
5/31/23	12,486	9,137	12,590
8/31/23	13,065	9,040	13,213
11/30/23	13,361	9,064	13,509
2/29/24	13,795	9,252	13,967
5/31/24	14,137	9,256	14,312
8/31/24	14,446	9,700	14,554
11/30/24	14,814	9,687	14,914
2/28/25	15,026	9,790	15,119
5/31/25	15,257	9,762	15,296

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 3/16/20
Floating Rate Fund (Z Class)	7.92%	7.48%	8.45%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	-0.46
Morningstar LSTA Performing Loan Index (Strategy Benchmark)	6.87	7.79	8.50

Performance Inception Date	Mar. 16, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 4,204,033,000
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 15,390,000
InvestmentCompanyPortfolioTurnover	106.90%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$4,204,033 Number of Portfolio Holdings320
Holdings [Text Block]
Bank Loans	87.8%
Corporate Bonds	7.8
Preferred Stocks	0.2
Convertible Preferred Stocks	0.1
Asset-Backed Securities	0.0
Short-Term and Other	4.1

Largest Holdings [Text Block]
Cloud Software Group	2.1%
Applied Systems	2.0
HUB International	2.0
TIH Insurance Holdings	1.8
AssuredPartners	1.8
Asurion	1.6
Medline Borrower	1.6
Epicor Software	1.6
Ellucian Holdings	1.5
Level 3 Financing	1.5

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to Floating Rate Fund. Effective August 1, 2025, the fund may invest up to 20% of its net assets in fixed rate debt instruments. The fund’s August 1, 2025 prospectus contains more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes to Floating Rate Fund. Effective August 1, 2025, the fund may invest up to 20% of its net assets in fixed rate debt instruments. The fund’s August 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless